Note 16 - Gold Hedge (Details Textual)	1 Months Ended	5 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Statement Line Items [Line Items]
Hedging gains (losses) for hedge of group of items with offsetting risk positions			$ (601,000)	$ (360,000)	[1]
Commodity price risk [member] | Derivative contract for 4,500 ounces of Gold [member]
Statement Line Items [Line Items]
Term of derivative contract		150 days
Derivative contract, number of ounces of gold hedged		4,500
Hedging instruments, protected, price		$ 1,250
Hedging instruments, participation, price		$ 324,000
Commodity price risk [member] | Derivative contract for 4,600 ounces of Gold [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	4,600
Hedging instruments, protected, price	$ 1,400
Hedging instruments, participation, price	$ 379,000
Hedged item, assets			102,000	0
Commodity price risk [member] | Derivative contract for 8,000 ounces of Gold [member]
Statement Line Items [Line Items]
Hedging gains (losses) for hedge of group of items with offsetting risk positions			$ (601,000)	$ (360,000)

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.